CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents - non-restricted	$ 1,256,841	$ 1,938,610
Cash and cash equivalents - restricted	696,578	669,391
Investments - restricted	3,087,572	6,009,301
Investments - non-restricted	2,832,972	1,442,734
Net finance receivables	330,704,771	329,957,394
Furniture and equipment, net	110,056	195,731
Deferred income tax asset	8,547,625	5,893,101
Prepaid and other assets	4,958,825	6,201,345
Deferred acquisition costs	5,917,860	4,608,299
Goodwill	31,474,280	31,474,280
Intangibles, net	7,740,200	10,713,800
Total assets	397,327,580	399,103,986
LIABILITIES AND STOCKHOLDER'S EQUITY
Revolving credit line - banks		21,373,000
Subordinated debt - parent		11,900,000
Accounts payable	217,661	1,376,242
Accrued expenses and other liabilities	8,156,940	7,226,758
Amortizing term notes	214,490,826	210,667,743
Investment notes	59,724,991	40,028,349
Total liabilities	282,590,418	292,572,092
Stockholder's equity:
Common stock, no par value; 1 share issued and outstanding	86,394,200	86,394,200
Accumulated other comprehensive income	114,522	167,680
Retained earnings	28,228,440	19,970,014
Total stockholder's equity	114,737,162	106,531,894
Total liabilities and stockholder's equity	$ 397,327,580	$ 399,103,986